                     PUTNAM CAPITAL MANAGER VARIABLE LIFE
                        HARTFORD LIFE INSURANCE COMPANY

     SUPPLEMENT DATED SEPTEMBER 30, 1998 TO THE PROSPECTUS DATED MAY 1, 1998
                    FOR PUTNAM CAPITAL MANAGER VARIABLE LIFE

The following should be inserted in the third paragraph of the first page of the prospectus between "Putnam OTC & Emerging Growth Sub-Account--Shares of Class IA of Putnam VT OTC & Emerging Growth Fund of the Putnam Variable Trust" and "Putnam U.S. Government and High Quality Bond Sub-Account--Shares of Class IA of Putnam VT U.S. Government and High Quality Bond Fund of the Putnam Variable Trust":

Putnam Research Sub-Account--Shares of Class IA of Putnam VT Research Fund of the Putnam Variable Trust

The third sentence of the first paragraph of the section entitled "The Separate Account and the Funds" should be deleted and replaced with the following language:

The Policies currently offer 21 sub-accounts ("Sub-Accounts"), each investing exclusively in a Fund.

The following should be inserted in the second paragraph of the section entitled "THE SEPARATE ACCOUNT AND THE FUNDS" between "Putnam VT OTC & Emerging Growth Fund" and "Putnam U.S. Government and High Quality Bond":

                               Putnam VT Research Fund

The table under the section titled "Annual Fund Operating Expenses" and all accompanying footnotes should be deleted and replaced with the following:

                           ANNUAL FUND OPERATING EXPENSES
                           (as a percentage of net assets)


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                                                                              MANAGEMENT             OTHER
                                                                                 FEES           EXPENSES (ABSENT      TOTAL FUND
                                                                            (ABSENT ANY FEE       ANY EXPENSE         OPERATING
                                                                               WAIVERS)          REIMBURSEMENT)      EXPENSES (1)
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
 Putnam VT Asia Pacific Growth Fund                                              0.80%               0.27%              1.07%
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 Putnam VT Diversified Income Fund                                               0.69%               0.11%              0.80%
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 Putnam VT The George Putnam Fund of Boston (2)                                  0.65%               0.36%              1.01%
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 Putnam VT Global Asset Allocation Fund                                          0.66%               0.11%              0.77%
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 Putnam VT Global Growth Fund                                                    0.60%               0.15%              0.75%
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 Putnam VT Growth and Income Fund                                                0.47%               0.04%              0.51%



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 Putnam VT Health Sciences Fund (2)                                              0.70%               0.34%              1.04%
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 Putnam VT High Yield Fund                                                       0.66%               0.06%              0.72%
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 Putnam VT International Growth Fund (2)                                         0.80%               0.47%              1.27%
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 Putnam VT International Growth and Income Fund                                  0.80%               0.32%              1.12%
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 Putnam VT International New Opportunities Fund (2)                              1.20%               0.68%              1.88%
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 Putnam VT Investors Fund (2)                                                    0.65%               0.33%              0.98%
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 Putnam VT Money Market Fund                                                     0.45%               0.09%              0.54%
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 Putnam VT New Opportunities Fund                                                0.58%               0.05%              0.63%
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 Putnam VT New Value Fund                                                        0.70%               0.15%              0.85%
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 Putnam VT OTC & Emerging Growth Fund (2)                                        0.70%               0.34%              1.04%
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 Putnam VT Research Fund (2)                                                     0.65%               0.48%              1.13%
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 Putnam VT U.S. Government and High Quality Bond Fund                            0.61%               0.08%              0.69%
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 Putnam VT Utilities Growth and Income Fund                                      0.67%               0.07%              0.74%
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 Putnam VT Vista Fund                                                            0.65%               0.22%              0.87%
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 Putnam VT Voyager Fund                                                          0.54%               0.05%              0.59%
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



(1) "Management Fees" generally represent the fees paid to the investment adviser or its affiliate for investment and administrative services provided. "Other Expenses" are expenses (other than "Management Fees") which are deducted from the fund including legal, accounting and custodian fees. For a complete description of the nature of the services provided in consideration of the operating expenses deducted, please see the Trust prospectus.

(2) The "Management Fees" and "Other Expenses" shown in the table above do not reflect an expense limitation. After an expense limitation, "Management Fees," "Other Expenses," and "Total Fund Operating Expenses" would have been:



                                                                                                        TOTAL FUND OPERATING
                                              MANAGEMENT FEES                 OTHER EXPENSES                   EXPENSES
 Putnam VT The George Putnam Fund of               0.49%                          0.36%                          0.85%
 Boston*
 Putnam VT Health Sciences Fund*                   0.56%                          0.34%                          0.90%
 Putnam VT International Growth Fund               0.73%                          0.47%                          1.20%
 Putnam VT International New                       0.92%                          0.68%                          1.60%
 Opportunities Fund
 Putnam VT Investors Fund*                         0.52%                          0.33%                          0.85%
 Putnam VT OTC & Emerging Growth                   0.56%                          0.34%                          0.90%
 Fund*
 Putnam VT Research Fund*                          0.37%                          0.48%                          0.85%



*Estimated "Management Fees," "Other Expenses" and "Total Fund Operating Expenses."

The following paragraph should be inserted within the section entitled "The Separate Account", in the subsection entitled "Funds" between the paragraphs entitled "Putnam VT OTC & Emerging Growth Fund" and "Putnam VT U.S. Government and High Quality Bond Fund":

PUTNAM VT RESEARCH FUND Seeks capital appreciation by investing primarily in common stocks recommended by Putnam Investment Management, Inc., ("Putnam Management"), as having the greatest potential for capital appreciation.

The second sentence of the second paragraph of the section entitled "Distribution of the Policies" should be deleted and replaced with the following language:

Both HESCO and HSD are affiliates of Hartford. Hartford's parent company indirectly owns 100% of HSD and HESCO.




HV-
33-83656